Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum future rental commitments under non-cancelable operating leases
The following table summarizes the minimum future rental commitments under non-cancelable operating leases as of December 31, 2015 (in millions):

2016	$127
2017	117
2018	107
2019	101
2020	98
Thereafter	199
Total minimum operating lease commitments	$749